Interim consolidated statement of changes in equity - unaudited	Share capital GBP (£)	Share premium GBP (£)	Treasury shares GBP (£)	Merger reserve GBP (£)	Hedging reserve GBP (£)	Retained earnings GBP (£)	GBP (£)	USD ($)
Balance at beginning of the period at Jun. 30, 2021	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ (10,436,000)	£ (13,652,000)	£ 272,512,000
Comprehensive income (loss)
Loss for the period						(16,941,000)	(16,941,000)
Cash flow hedges					1,166,000		1,166,000
Tax expense relating to movement on hedges					(291,000)		(291,000)
Total comprehensive income/(loss) for the period					875,000	(16,941,000)	(16,066,000)
Equity-settled share-based payments						968,000	968,000
Dividends paid						(10,669,000)	(10,669,000)	$ (14,669,000)
Balance at end of the period at Dec. 31, 2021	53,000	68,822,000	(21,305,000)	249,030,000	(9,561,000)	(40,294,000)	246,745,000
Comprehensive income (loss)
Loss for the period						(98,569,000)	(98,569,000)
Cash flow hedges					3,982,000		3,982,000
Tax expense relating to movement on hedges					(996,000)		(996,000)
Total comprehensive income/(loss) for the period					2,986,000	(98,569,000)	(95,583,000)
Reclassified					7,525,000	(7,525,000)
Equity-settled share-based payments						(770,000)	(770,000)
Dividends paid						(22,884,000)	(22,884,000)
Balance at end of the period at Jun. 30, 2022	53,000	68,822,000	(21,305,000)	249,030,000	950,000	(170,042,000)	127,508,000
Comprehensive income (loss)
Loss for the period						(20,210,000)	(20,210,000)
Cash flow hedges					1,718,000		1,718,000
Tax expense relating to movement on hedges					(419,000)		(419,000)
Total comprehensive income/(loss) for the period					1,299,000	(20,210,000)	(18,911,000)
Equity-settled share-based payments						1,155,000	1,155,000
Dividends paid							0
Balance at end of the period at Dec. 31, 2022	£ 53,000	£ 68,822,000	£ (21,305,000)	£ 249,030,000	£ 2,249,000	£ (189,097,000)	£ 109,752,000